Other (Expense) Income Net other (expense) income net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain on disposal of operations	$ 25	$ 12	$ 2
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain	20	0	0
Effect of Exchange Rate Changes on Net Income	(30)	(14)	0
Foreign Currency Transaction Gain (Loss), Realized	1	8	20
Other Nonoperating Income (Expense)	55	$ 6	$ 22
Gras Savoye [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain	$ 59